Segments - Summary of Results by Segment (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 1,905	£ 1,528	[1]
Non-interest income	286	300
Total operating income/(expense)	2,191	1,828
Operating expenses before credit impairment losses, provisions and charges	(1,328)	(1,212)	[1]
Credit impairment losses	70	(364)	[1]
Provisions for other liabilities and charges	(190)	(64)	[1]
Total operating credit impairment losses, provisions and charges	(120)	(428)	[1]
Profit from continuing operations before tax	743	188	[1]
Revenue from external customers	2,191	1,827
Inter-segment revenue	2,191	1,828	[1]
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	208	266
Insurance, protection and investments	33	31
Credit cards	29	35
Non-banking and other fees	35	48
Total fee and commission income	305	380	[1]
Fee and commission expense	(154)	(180)	[1]
Net fee and commission income/(expense)	151	200
Customer loans	208,347			£ 207,010
Total assets	285,614			292,332
Assets held for sale	2,645			0
Customer deposits	189,370			185,707
Total liabilities	268,906			276,396
Liabilities held for sale	3,912			0
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Inter-segment revenue	0	1
Retail Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	1,741	1,369
Non-interest income	189	227
Total operating income/(expense)	1,930	1,596
Operating expenses before credit impairment losses, provisions and charges	(922)	(983)
Credit impairment losses	48	(214)
Provisions for other liabilities and charges	(67)	(56)
Total operating credit impairment losses, provisions and charges	(19)	(270)
Profit from continuing operations before tax	989	343
Revenue from external customers	2,197	1,973
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	185	245
Insurance, protection and investments	33	31
Credit cards	29	35
Non-banking and other fees	6	20
Total fee and commission income	253	331
Fee and commission expense	(140)	(164)
Net fee and commission income/(expense)	113	167
Customer loans	186,706			183,404
Total assets	195,480			192,070
Assets held for sale	608
Customer deposits	156,713			152,167
Total liabilities	157,268			152,715
Liabilities held for sale	0
Retail Banking | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Inter-segment revenue	(267)	(377)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	203	181
Non-interest income	51	49
Total operating income/(expense)	254	230
Operating expenses before credit impairment losses, provisions and charges	(177)	(161)
Credit impairment losses	22	(150)
Provisions for other liabilities and charges	(5)	3
Total operating credit impairment losses, provisions and charges	17	(147)
Profit from continuing operations before tax	94	(78)
Revenue from external customers	273	278
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	23	21
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	29	24
Total fee and commission income	52	45
Fee and commission expense	(10)	(12)
Net fee and commission income/(expense)	42	33
Customer loans	17,055			17,626
Total assets	17,055			17,626
Assets held for sale	0
Customer deposits	25,244			24,985
Total liabilities	25,263			25,011
Liabilities held for sale	0
Corporate & Commercial Banking | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Inter-segment revenue	(19)	(48)
Corporate & Investment Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	0	0
Non-interest income	0	0
Total operating income/(expense)	0	0
Operating expenses before credit impairment losses, provisions and charges	0	0
Credit impairment losses	0	0
Provisions for other liabilities and charges	0	0
Total operating credit impairment losses, provisions and charges	0	0
Profit from continuing operations before tax	0	0
Revenue from external customers	0	0
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	0	0
Total fee and commission income	0	0
Fee and commission expense	0	0
Net fee and commission income/(expense)	0	0
Customer loans	1,913			2,784
Total assets	2,057			2,784
Assets held for sale	2,037
Customer deposits	3,817			6,506
Total liabilities	3,912			6,517
Liabilities held for sale	3,912
Corporate & Investment Banking | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Inter-segment revenue	0	0
Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	(39)	(22)
Non-interest income	46	24
Total operating income/(expense)	7	2
Operating expenses before credit impairment losses, provisions and charges	(229)	(68)
Credit impairment losses	0	0
Provisions for other liabilities and charges	(118)	(11)
Total operating credit impairment losses, provisions and charges	(118)	(11)
Profit from continuing operations before tax	(340)	(77)
Revenue from external customers	(279)	(424)
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	0	4
Total fee and commission income	0	4
Fee and commission expense	(4)	(4)
Net fee and commission income/(expense)	(4)	0
Customer loans	2,673			3,196
Total assets	71,022			79,852
Assets held for sale	0
Customer deposits	3,596			2,049
Total liabilities	82,463			£ 92,153
Liabilities held for sale	0
Corporate Centre | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ 286	£ 426

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.